FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending:   12/31/00

Is this a transition report?     N

Is this an amendment to a previous filing?     N

1.   A.Registrant Name:         Midwest Investors Program
     B.  File Number:           811-1066
     C.Telephone Number:        713-260-9000

2.   A.Street:     5847 San Felipe, Suite 4100
     B.  City:     Houston
     C.  State:    Texas
     D.  Zip:      77057

3.   Is this the first filing on this form by registrant?     N

4.   Is this the last filing on this form by registrant?     N

5.   Is Registrant a small business investment company (SBIC)?     Y

6.   Is Registrant a unit investment trust (UIT)?     Y

7.   A.   Is Registrant a series or multiple portfolio company?     N

     B.   How many separate  series or portfolios did Registrant have at the end
          of the period?                N/A

List opposite the appropriate description below the number of series of whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at of near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                        Number of  Total Assets   Total Income
                                         Series       ($000's    Distributions
                                        Investing    omiitted)  ($000's omitted)

I.   Investment company equity securities   1         2,948            301


131. Total  expenses  incurred  by all series of  Registrant  during the current
     reporting period (000's omitted)        $ .07